Fair values of financial assets and financial liabilities	6 Months Ended
Mar. 31, 2023
Fair values of financial assets and financial liabilities
Fair values of financial assets and financial liabilities

Note 12. Fair values of financial assets and financial liabilities

Fair Valuation Control Framework

The Group uses a Fair Valuation Control Framework where the fair value is either determined or validated by a function independent of the transaction. This framework formalises the policies and procedures used to achieve compliance with relevant accounting, industry and regulatory standards. The framework includes specific controls relating to:

●	The revaluation of financial instruments;
●	Independent price verification;
●	Fair value adjustments; and
●	Financial reporting.

A key element of the framework is the Revaluation Committee, comprising senior valuation specialists from within the Group. The Revaluation Committee reviews the application of the agreed policies and procedures to assess that a fair value measurement basis has been applied.

The method of determining fair value differs depending on the information available.

Fair value hierarchy

A financial instrument’s categorisation within the valuation hierarchy is based on the lowest level input that is significant to the fair value measurement.

The Group categorises all fair value instruments according to the hierarchy described below.

Valuation techniques

The Group applies market accepted valuation techniques in determining the fair valuation of over the counter (OTC) derivatives. This includes CVA and FVA, which incorporate credit risk and funding costs and benefits that arise in relation to uncollateralised derivative positions, respectively.

The specific valuation techniques, the observability of the inputs used in valuation models and the subsequent classification for each significant product category are outlined as follows:

Level 1 instruments (Level 1)

The fair value of financial instruments traded in active markets is based on recent unadjusted quoted prices. These prices are based on actual arm’s length basis transactions.

The valuations of Level 1 instruments require little or no management judgement.

Instrument	Balance sheet category	Includes	Valuation

Exchange traded products	Derivatives	Exchange traded interest rate futures and options and commodity and carbon futures	All these instruments are traded in liquid, active markets where prices are readily observable. No modelling or assumptions are used in the valuation.
FX products	Derivatives	FX spot and futures contracts
Equity products	Derivatives Trading securities and financial assets measured at FVIS Other financial liabilities	Listed equities and equity indices

Debt instruments	Trading securities and financial assets measured at FVIS Investment securities Other financial liabilities	Australian Commonwealth and New Zealand government bonds
Life insurance assets	Life insurance assets included in assets held for sale	Listed equities, exchange traded derivatives and short sale of listed equities within controlled managed investment schemes

Note 12. Fair values of financial assets and financial liabilities (continued)

Level 2 instruments (Level 2)

The fair value for financial instruments that are not actively traded is determined using valuation techniques which maximise the use of observable market prices. Valuation techniques include:

●	The use of market standard discounting methodologies;
●	Option pricing models; and
●	Other valuation techniques widely used and accepted by market participants.

Instrument	Balance sheet category	Includes	Valuation
Interest rate products	Derivatives	Interest rate and inflation swaps, swaptions, caps, floors, collars and other non-vanilla interest rate derivatives

Industry standard valuation models are used to calculate the expected future value of payments by product, which is discounted back to a present value. The model’s interest rate inputs are benchmark and active quoted interest rates in the swap, bond and futures markets. Interest rate volatilities are sourced from brokers and consensus data providers. If consensus prices are not available, these are classified as Level 3 instruments.

FX products	Derivatives	FX swaps, FX forward contracts, FX options and other non-vanilla FX derivatives	Derived from market observable inputs or consensus pricing providers using industry standard models. If consensus prices are not available, these are classified as Level 3 instruments.
Other credit products	Derivatives	Single name and index credit default swaps

Valued using an industry standard model that incorporates the credit spread as its principal input. Credit spreads are obtained from consensus data providers. If consensus prices are not available, these are classified as Level 3 instruments.

Commodity products	Derivatives	Commodity and carbon derivatives

Valued using industry standard models.

The models calculate the expected future value of deliveries and payments and discount them back to a present value. The model inputs include forward curves, volatilities implied from market observable inputs, discount curves and underlying spot and futures prices. The significant inputs are market observable or available through a consensus data service. If consensus prices are not available, these are classified as Level 3 instruments.

Equity products	Derivatives	Exchange traded equity options, OTC equity options and equity warrants	Due to low liquidity, exchange traded options are Level 2. Valued using industry standard models based on observable parameters such as stock prices, dividends, volatilities and interest rates.
Asset backed debt instruments	Trading securities and financial assets measured at FVIS Investment securities	Australian residential mortgage backed securities (RMBS) and other asset backed securities (ABS)

Valued using an industry approach to value floating rate debt with prepayment features. Australian RMBS are valued using prices sourced from a consensus data provider. If consensus prices are not available these are classified as Level 3 instruments.

Non-asset backed debt instruments	Trading securities and financial assets measured at FVIS Investment securities Other financial liabilities	State and other government bonds, corporate bonds and commercial paper Repurchase agreements and reverse repurchase agreements over non-asset backed debt securities

Valued using observable market prices, which are sourced from independent pricing services, broker quotes or inter-dealer prices. If prices are not available from these sources, these are classified as Level 3 instruments.

Loans at fair value	Loans	Fixed rate bills and syndicated loans	Discounted cash flow approach, using a discount rate which reflects the terms of the instrument and the timing of cash flows, adjusted for creditworthiness, or expected sale amount.
Certificates of deposit	Deposits and other borrowings	Certificates of deposit	Discounted cash flow using market rates offered for deposits of similar remaining maturities.
Debt issues at fair value	Debt issues	Debt issues	Discounted cash flows, using a discount rate which reflects the terms of the instrument and the timing of cash flows adjusted for market observable changes in Westpac’s implied credit worthiness.

Note 12. Fair values of financial assets and financial liabilities (continued)

Instrument	Balance sheet category	Includes	Valuation
Life insurance assets and liabilities	Life insurance assets included in assets held for sale Life insurance liabilities included in liabilities held for sale

Corporate bonds, OTC derivatives, units in unlisted unit trusts, life insurance contract liabilities, life investment contract liabilities and external liabilities of managed investment schemes controlled by statutory life funds

Valued using observable market prices or other widely used and accepted valuation techniques utilising observable market input.

Level 3 instruments (Level 3)

Financial instruments valued where at least one input that could have a significant effect on the instrument’s valuation is not based on observable market data due to illiquidity or complexity of the product. These inputs are generally derived and extrapolated from other relevant market data and calibrated against current market trends and historical transactions.

These valuations are calculated using a high degree of management judgement.

Instrument	Balance sheet category	Includes	Valuation
Debt instruments	Trading securities and financial assets measured at FVIS Investment securities	Certain debt securities with low observability, usually issued via private placement	These securities are evaluated by an independent pricing service or based on third party revaluations. Due to their illiquidity and/or complexity these are classified as Level 3 assets.
Equity instruments	Trading securities and financial assets measured at FVIS Investment securities	Strategic equity investments

Valued using valuation techniques appropriate to the instrument, including the use of recent arm’s length transactions where available, discounted cash flow approach or reference to the net assets of the entity.

Due to their illiquidity, complexity and/or use of unobservable inputs into valuation models, they are classified as Level 3 assets.

The following tables summarise the attribution of financial instruments measured at fair value to the fair value hierarchy.

$m	Level 1	Level 2	Level 3	Total
As at 31 March 2023
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	10,885	19,578	11	30,474
Derivative financial instruments	17	20,317	12	20,346
Investment securities	2,905	69,150	414	72,469
Loans	-	106	24	130
Total financial assets measured at fair value on a recurring basis	13,807	109,151	461	123,419
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings	-	48,769	-	48,769
Other financial liabilities	1,361	10,088	-	11,449
Derivative financial instruments	12	20,725	54	20,791
Debt issues	-	5,655	-	5,655
Total financial liabilities measured at fair value on a recurring basis	1,373	85,237	54	86,664

Note 12. Fair values of financial assets and financial liabilities (continued)

$m	Level 1	Level 2	Level 3	Total
As at 30 September 2022
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	2,039	22,275	18	24,332
Derivative financial instruments	68	41,202	13	41,283
Investment securities	12,634	62,263	387	75,284
Loans	-	45	27	72
Total financial assets measured at fair value on a recurring basis	14,741	125,785	445	140,971
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings	-	46,331	-	46,331
Other financial liabilities	2,006	9,319	-	11,325
Derivative financial instruments	51	39,494	23	39,568
Debt issues	-	6,740	-	6,740
Total financial liabilities measured at fair value on a recurring basis	2,057	101,884	23	103,964

As at 31 March 2022
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	5,474	18,260	4	23,738
Derivative financial instruments	38	18,204	27	18,269
Investment securities	11,838	57,287	439	69,564
Loans	-	217	32	249
Assets held for sale	1,057	1,422	-	2,479
Total financial assets measured at fair value on a recurring basis	18,407	95,390	502	114,299
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings	-	44,743	-	44,743
Other financial liabilities	1,090	5,767	-	6,857
Derivative financial instruments	26	25,288	33	25,347
Debt issues	-	6,294	-	6,294
Liabilities held for sale	-	414	-	414
Total financial liabilities measured at fair value on a recurring basis	1,116	82,506	33	83,655

Note 12. Fair values of financial assets and financial liabilities (continued)

Reconciliation of non-market observables

The following table summarises the changes in financial instruments measured at fair value derived from non-market observable valuation techniques (Level 3).

	Half Year March 2023
	Trading
	securities and
	financial assets
	measured at	Investment		Total Level 3		Total Level 3
$m	FVIS	Securities	Other[1]	assets	Derivatives	liabilities
Balance as at beginning of period	18	387	40	445	23	23
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statement	-	-	(4)	(4)	(2)	(2)
Other comprehensive income	-	(32)	-	(32)	-	-
Acquisitions and issues	21	60	25	106	43	43
Disposals and settlements	-	(1)	(18)	(19)	(3)	(3)
Transfer into or out of non-market observables	(29)	-	(8)	(37)	(7)	(7)
Foreign currency translation impacts	1	-	1	2	-	-
Balance as at end of period	11	414	36	461	54	54
Unrealised gains/(losses) recognised in the income statement for financial instrument held as at end of period	-	-	8	8	(41)	(41)

1.Other is comprised of derivative financial assets and certain loans.

Transfers into and out of Level 3 have occurred due to changes in observability in the significant inputs into the valuation models used to determine the fair value of the related financial instruments. Transfers in and transfers out are reported using the end of period fair values.

Significant unobservable inputs

Sensitivities to reasonably possible changes in non-market observable valuation assumptions would not have a material impact on the Group’s reported results.

Day one profit or loss

The closing balance of unrecognised day one profit was nil as at 31 March 2023 (30 September 2022: $1 million, 31 March 2022: $1 million).

Financial instruments not measured at fair value

The following table summarises the estimated fair value of financial instruments not measured at fair value for the Group.

	As at 31 March 2023		As at 30 Sept 2022		As at 31 March 2022
	Carrying	Fair	Carrying	Fair	Carrying	Fair
$m	amount	value	amount	value	amount	value
Financial assets not measured at fair value
Cash and balances with central banks	117,886	117,886	105,257	105,257	102,410	102,410
Collateral paid	4,093	4,093	6,216	6,216	7,374	7,374
Investment securities	1,083	1,083	1,181	1,179	878	878
Loans	749,801	744,302	739,575	732,511	719,307	716,281
Other financial assets	7,343	7,343	5,626	5,626	4,896	4,896
Assets held for sale	-	-	20	20	26	26
Total financial assets not measured at fair value	880,206	874,707	857,875	850,809	834,891	831,865
Financial liabilities not measured at fair value
Collateral received	3,577	3,577	6,371	6,371	2,170	2,170
Deposits and other borrowings	627,583	627,823	612,798	613,134	600,863	600,982
Other financial liabilities	48,653	48,653	45,035	45,035	44,488	44,488
Debt issues[2]	143,297	142,666	138,128	137,452	127,335	127,247
Loan capital[2]	31,025	30,688	31,254	30,671	29,036	29,413
Liabilities held for sale	-	-	31	31	17	17
Total financial liabilities not measured at fair value	854,135	853,407	833,617	832,694	803,909	804,317

2.The estimated fair values of debt issues and loan capital include the impact of changes in Westpac’s credit spreads since origination.

A detailed description of how fair value is derived for financial instruments not measured at fair value is disclosed in Note 23 of the 2022 Annual Report.